TRADE PAYABLES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade Payables
Trade payables	R$ 69.4	R$ 107.4
Related parties (note 30)	258.3	199.9
Non-current	327.7	307.3
Trade payables	24,042.9	21,278.6
Related parties (note 30)	1,180.6	1,916.5
Current	25,223.5	23,195.1
Total	R$ 25,551.2	R$ 23,502.4